Capital Stock - Additional information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands								12 Months Ended
	Apr. 30, 2019 USD ($) Vote $ / shares shares	Mar. 08, 2019 USD ($) Vote $ / shares	Mar. 08, 2019 ARS ($) Vote	Dec. 20, 2018 ARS ($) $ / shares	Oct. 17, 2018 ARS ($) Vote $ / shares	Aug. 08, 2018 ARS ($) Vote $ / shares	Jun. 19, 2017 Vote $ / shares	Dec. 31, 2018 ARS ($) Vote $ / shares shares	Dec. 31, 2017	Mar. 08, 2019 ARS ($) $ / shares	Mar. 07, 2019 USD ($)	Mar. 07, 2019 ARS ($)	Aug. 14, 2017 $ / shares
Disclosure of classes of share capital [line items]
Capital Stock								$ 669,663,000
Maximum amount of investment						$ 5,000,000,000
Percentage of maximum number of share in capital stock				1.00%		5.00%
Number of vote								1
Treasury share value								$ 4,978,415,000
Maximum amount of investment nominal value				$ 900,000,000
Maximum price per share | $ / shares				$ 158
Major business combination [member] | Banco del Tucuman SA [member]
Disclosure of classes of share capital [line items]
Par value per share | (per share)		$ 1								$ 1
Number of vote | Vote		1	1
Increase in capital		$ 15,662	$ 15,662,000
Capital		$ 669,679								$ 669,679,000	$ 669,663	$ 669,663,000
Class B Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Treasury share acquired					$ 6,774,019,000	$ 21,463,005,000
Par value per share | $ / shares					$ 1	$ 1	$ 1	$ 1					$ 1
Number of vote					1	1	1	1	1
Treasury share value					$ 1,053,584,000	$ 3,626,634,000
Nominal value of treasury shares					$ 995,786,000	$ 3,113,925,000
Number of shares acquired | shares								2,028,251
Share acquired amount								$ 298,197,000
Settled common shares | shares								711,386
Settled common shares amount								$ 98,354,000
Pending settlement common shares | shares								1,316,865
Pending settlement common shares amount								$ 199,843,000
Class B Ordinary Shares [member] | Major business combination [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 1
Number of vote | Vote	1
Number of shares acquired | shares	30,265,275
Share acquired amount	$ 30,265